- Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / MWh $ / gigajoule $ / gigajoule $ / MWh $ / barrel	Dec. 31, 2018 CAD ($)
Derivative
Unrealized gains (losses) on risk management contracts	$ (85.3)	$ 80.8
Alberta power price
Derivative
Increase or decrease to forward prices, energy | $ / MWh	1
Unrealized gains (losses) on risk management contracts	$ 2.3
PJM power price
Derivative
Increase or decrease to forward prices, energy | $ / MWh	1
Unrealized gains (losses) on risk management contracts	$ 1.9
AECO natural gas price
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.5
Unrealized gains (losses) on risk management contracts	$ 1.1
NYMEX natural gas price
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.5
Unrealized gains (losses) on risk management contracts	$ 2.6
Energy exports | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Unrealized gains (losses) on risk management contracts	$ 3.4
Baltic LPG Freight | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Unrealized gains (losses) on risk management contracts	$ 6.1
NGL frac spread
Derivative
Unrealized gains (losses) on risk management contracts	$ (17.4)	$ 40.0
NGL frac spread | Western Texas Intermediate (WTI) crude oil
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Unrealized gains (losses) on risk management contracts	$ 0.6
NGL frac spread | Gas purchase
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.5
Unrealized gains (losses) on risk management contracts	$ 1.9